Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ (205,376)	$ 181,504	$ (270,916)	$ 83,076	$ 235,886	$ 187,294	$ 21,117
Other comprehensive (loss) income:
Unrealized (loss) gain on available for sale securities	43	99	77	405	(42)	124	127
Net (loss) gain on pension and other post-retirement benefits	287	316	574	632	(2,550)	1,982	(12,465)
Total other comprehensive (loss) income	330	415	651	1,037	(2,592)	2,106	(12,338)
Comprehensive income	(205,046)	181,919	(270,265)	84,113	233,294	189,400	8,779
Less: comprehensive income attributable to noncontrolling interests	267	90	380	393	269	274	0
Comprehensive income attributable to PBF Holding Company LLC	$ (205,313)	$ 181,829	$ (270,645)	$ 83,720	$ 233,025	$ 189,126	$ 8,779